Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 637,218	$ 508,526
Less: accumulated depreciation	(372,036)	(209,821)
Total property and equipment, net	265,182	298,705
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	532,730	399,951
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 104,488	$ 108,575